Benefit Plans - Fair Value of Plan Assets (Details 6) (10-K) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 333	$ 359
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	2
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	330	357
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	2
Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	3	2
Equity Securities [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	15	1
Equity Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	16	19
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	15	1
Equity Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	16	19
High Yield Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	8	2
High Yield Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	8	2
Investment Grade Securities [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	291	335
Investment Grade Securities [Member] | Fair Value, Inputs, Level 2 [Member] | UNITED STATES
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plan assets	$ 291	$ 335